SUPPLEMENT DATED JULY 2, 2012

TO THE PROSPECTUS FOR

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

DATED MAY 1, 2012

Effective July 2, 2012, this supplement updates information in the prospectus dated May 1, 2012 for Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we”, “us”, “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference.  If you would like another copy of the prospectus, write us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy.  Certain terms used in this supplement have special meanings.  If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

  Please replace the definition of “owner” on page 7 with the following:

  owner –   the person, including joint owner, who owns all the rights and privileges of this Contract.  For the Principal Variable Annuity Exchange Offer, owner  refers to the original owner.

  Please replace the first paragraph under “Principal Annuity Exchange Offer (“exchange offer”)” on page 17 with the following:

  This exchange offer is available on and after January 4, 2010.  Original   owners  of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract (“new contract”) subject to the exchange offer terms and conditions.  To determine if it is in your  best interest to participate in the exchange offer, we  recommend that you  consult with your  tax advisor and financial professional before electing to participate in the exchange offer.

  Please replace the first paragraph under “Principal Variable Annuity Exchange offer (“exchange offer”)” in “APPENDIX A – PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER” on page 79 with the following:

  This exchange offer was made available effective January 4, 2010.  Original owners  of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract (“new contract”) subject to the exchange offer terms and conditions.  To determine if it is in your  best interest to participate in the exchange offer, we  recommend that you  consult with your  tax advisor and financial professional before electing to participate in the exchange offer.

THIS SUPPLEMENT SHOULD BE READ AND

RETAINED FOR FUTURE REFERENCE

Principal Financial Group

P.O. Box 9382

Des Moines, Iowa 50306-9382

1-800-852-4450